Domini Social Index Portfolio
Portfolio of Investments
January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Consumer Discretionary -- 13.4%
American Greetings
  Corporation (b) ..........              17,500   $      218,050
AOL Time Warner, Inc. (b)              1,230,400       32,371,824
AutoZone, Inc. (b) .........              31,200        2,110,680
Bandag, Inc. ...............               2,600           87,880
Bassett Furniture
  Industries (b) ...........               3,500           54,390
Black & Decker Corp ........              23,100          950,796
Bob Evans Farms, Inc. (b)...              10,200          295,902
Centex Corporation .........              17,600        1,046,848
Champion Enterprises,
  Inc. (b) .................              13,700          169,332
Charming Shoppes,
  Inc. (b) .................              29,300          172,577
Circuit City Stores, Inc. ..              60,300        1,799,352
Claire's Stores, Inc........              12,600          236,124
Comcast Corporation (b) ....             263,100        9,347,943
Cooper Tire and Rubber
  Company...................              21,000          324,030
Costco Wholesale
  Corporation (b) ..........             129,830        5,972,180
Cross (A.T.) Company (b)....               4,400           27,280
Dana Corporation (b) .......              42,900          626,769
Darden Restaurants,
  Inc. (b) .................              33,800        1,392,560
Delphi Automotive
  Systems Corporation ......             162,200        2,317,838
Dillard's, Inc..............              23,100          332,178
Disney (Walt) Company ......             601,000       12,657,060
Dollar General
  Corporation (b) ..........              95,451        1,508,126
Donnelly Corporation........               1,700           22,321
Dow Jones & Company ........              18,600          962,550
Emmis Communications
  Corporation (b)...........              12,200          265,960
Family Dollar Stores Inc....              49,600        1,673,008
Fleetwood Enterprises,
  Inc. (b) .................               9,500          104,500
Foot Locker, Inc. (b) ......              40,500          627,750
Gap, Inc. (The) ............             249,887        3,598,373
Harley-Davidson, Inc. ......              87,800        5,004,600
Harman International
  Industries, Inc. (b) .....               9,260          437,257
Hartmarx Corporation (b)....               8,500           11,135
Home Depot, Inc. (b) .......             670,597       33,590,204
Ikon Office Solutions ......              41,100          570,057
KB Home (b) ................              14,600          628,676
Lands'End, Inc. (b) ........               8,600          422,948
Lee Enterprises, Inc. ......               9,600          327,456
Leggett & Platt,
  Incorporated  ............              56,800        1,376,264
Lillian Vernon Corporation..               2,600           18,850
Limited, Inc. (The) ........             123,400        2,289,070
Liz Claiborne, Inc. ........              30,400          832,048
Lowe's Companies, Inc. .....             221,800       10,218,326
Luby's, Inc. (b) ...........               6,500           40,950
Mattel, Inc. (b) ...........             123,685        2,350,015
May Department Stores
  Company (b)...............              86,200        3,172,160
Maytag Corporation (b) .....              22,100          704,548
McDonald's Corporation (b)..             374,800       10,187,064
McGraw-Hill Companies (b)...              56,500        3,620,520
Media General, Inc. (b) ....               6,500          323,440
Men's Wearhouse, Inc. (b)...              11,900          264,656
Meredith Corporation (b)....              11,300          395,952
Modine Manufacturing
  Company...................               9,600          243,360
New York Times Company......              43,700        1,841,081
Newell Rubbermaid,
  Inc. (b) .................              77,278        2,133,646
Nordstrom, Inc. (b) ........              38,800          981,640
Omnicom Group, Inc..........              53,700        4,691,769
Oneida Ltd. ................               4,800           57,120
Oshkosh B'Gosh, Inc. (b)....               2,900          121,626
Penney (J.C.) Company,
  Inc.......................              75,800        1,885,146
Pep Boys -- Manny, Moe
  & Jack....................              14,900          245,105

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Consumer Discretionary -- Continued
Phillips-Van Heusen
  Corporation (b) ..........               7,900   $       97,170
Pulte Homes, Inc. ..........              17,000          801,550
Radio One, Inc. (b) ........               6,600          116,358
RadioShack Corporation (b)..              51,900        1,635,888
Reebok International
  Ltd. (b) .................              17,000          503,540
Ruby Tuesday, Inc. .........              18,600          469,650
Russell Corporation ........               9,300          148,800
Scholastic Corporation (b)..               9,700          481,023
Sears, Roebuck and Co. .....              93,500        4,940,540
Sherwin-Williams
  Company (b) ..............              44,800        1,241,856
Skyline Corporation  .......               2,500           78,750
Snap-On Incorporated .......              16,750          545,883
SPX Corporation (b)  .......              11,715        1,337,384
Stanley Works  .............              24,700        1,094,210
Staples, Inc. (b) ..........             133,600        2,434,192
Starbucks Corporation (b)...             109,700        2,607,569
Stride Rite Corporation (b).              12,100           84,458
Target Corporation  ........             258,800       11,493,308
Timberland Company
  (The) (b) ................               8,900          341,493
TJX Companies, Inc. ........              79,000        3,265,860
Toys 'R' Us, Inc. (b) ......              57,220        1,119,223
Tribune Company (b)  .......              86,450        3,213,347
Tupperware Corporation .....              16,700          317,300
Univision Communications,
  Inc. (b) .................              40,800        1,427,184
VF Corporation  ............              32,500        1,320,150
Viacom, Inc. (b) ...........              39,800        1,589,214
Visteon Corporation (b) ....              37,900          504,070
Washington Post Company                    2,200        1,230,130
Wellman, Inc. ..............               9,200          123,280
Wendy's International,
  Inc. (b) .................              30,300          945,360
Whirlpool Corporation                     19,300        1,403,109
                                                   --------------
                                                      217,172,719
                                                   --------------

Consumer Staples -- 10.9%
Alberto-Culver Company .....               9,500          442,795
Albertson's, Inc.  .........             118,600        3,409,750
Avon Products, Inc. (b) ....              68,900        3,389,880
Campbell Soup Company.......             118,300        3,365,635
Church & Dwight Co.,
  Inc. (b) .................              11,200          329,616
Clorox Company .............              67,400        2,748,572
Coca-Cola Company (b) ......             718,400       31,430,000
Colgate-Palmolive
  Company ..................             159,900        9,138,285
CVS Corporation ............             113,200        3,079,040
Fleming Companies, Inc......              12,900          264,708
General Mills Incorporated               105,200        5,212,660
Gillette Company ...........             305,200       10,163,160
Great Atlantic & Pacific
  Tea Company, Inc. (b).....              11,300          290,862
Green Mountain Coffee,
  Inc. (b) .................               1,900           44,308
Hain Celestial Group,
  Inc. (The) ...............               9,900          225,621
Heinz (H.J.) Company........             100,800        4,173,120
Hershey Foods
  Corporation (b) ..........              30,500        2,146,285
Horizon Organic Holding
  Corporation (b) ..........               2,900           43,210
Kellogg Company (b) ........             117,500        3,626,050
Kimberly-Clark
  Corporation ..............             152,164        9,175,489
Kroger Company (b) .........             232,800        4,795,680
Longs Drug Stores
  Corporation ..............              11,200          249,200
Nature's Sunshine
  Products, Inc. (b) .......               4,900           64,435
PepsiAmericas, Inc. (b) ....              45,200          544,660
PepsiCo, Inc. ..............             505,370       25,313,983
Procter & Gamble
  Company ..................             376,600       30,760,688
Smucker (J.M.) Company (b)                 7,000          224,140
SUPERVALU, Inc. ............              38,400          947,712
Sysco Corporation ..........             193,100        5,719,622
Tootsie Roll Industries, In.               9,997          383,285
Walgreen Company ...........             293,400       10,644,552
Whole Foods Market,
  Inc. (b) .................              15,600          667,680
Wild Oats Markets, Inc. (b)                6,750           64,598
Wrigley (Wm.) Jr. Company ..              52,700        2,879,528
                                                   --------------
                                                      175,958,809
                                                   --------------

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Energy -- 0.7%
Anadarko Petroleum
  Corporation ..............              72,085   $    3,541,536
Apache Corporation .........              39,940        1,936,691
Cooper Cameron Corp. .......              15,600          663,468
Devon Energy Corporation....              44,872        1,670,136
EOG Resources, Inc. ........              33,500        1,138,665
Equitable Resources, Inc....              18,500          568,690
Helmerich & Payne,
  Inc. (b) .................              14,700          446,880
Noble Affiliates, Inc. (b)..              16,400          533,000
Rowan Companies, Inc. (b)...              27,300          492,219
Sunoco, Inc. ...............              22,800          879,168
                                                   --------------
                                                       11,870,453
                                                   --------------

Financials -- 23.2%
AFLAC, Inc. (b) ............             151,300        3,951,956
American Express
  Company ..................             384,200       13,773,570
American International
  Group, Inc. ..............             752,976       55,833,171
AmSouth Bancorporation.                  105,600        2,201,760
Aon Corporation ............              78,000        2,597,400
Bank of America
  Corporation ..............             454,500       28,647,135
Bank One Corporation .......             337,385       12,651,938
Capital One Financial
  Corporation  .............              62,300        3,125,591
Charter One Financial, Inc.               65,110        1,938,976
Chittenden Corporation .....               9,276          255,090
Chubb Corporation ..........              49,200        3,289,020
Cincinnati Financial
  Corporation ..............              46,585        1,793,523
Comerica Incorporated ......              51,300        2,887,677
Edwards (A.G.), Inc.........              22,787          968,675
Fannie Mae .................             288,900       23,386,455
Fifth Third Bancorp ........             166,737       10,546,115
First Tennessee National
  Corporation ..............              36,700        1,252,204
FirstFed Financial Corp.(b).               5,000          130,550
Franklin Resources, Inc. ...              75,600        2,831,220
Freddie Mac.................             201,200       13,504,544
Golden West Financial ......              45,900        2,921,994
GreenPoint Financial
  Corporation (b) ..........              29,300        1,256,970
Hartford Financial
  Services Group (The) .....              68,700        4,547,253
Household International,
  Inc. .....................             132,646        6,796,781
Jefferson-Pilot
  Corporation (b) ..........              43,625        2,089,638
KeyCorp ....................             123,400        3,036,874
Lincoln National
  Corporation ..............              54,400        2,801,600
Marsh & McLennan
  Companies, Inc. ..........              79,850        8,132,723
MBIA, Inc. .................              42,800        2,306,064
MBNA Corporation  ..........             246,850        8,639,750
Mellon Financial
  Corporation ..............             135,600        5,207,040
Merrill Lynch & Co., Inc....             241,300       12,301,474
MGIC Investment
  Corporation ..............              30,800        2,063,600
Moody's Corporation.........              45,600        1,710,912
Morgan (J.P.) Chase & Co....             573,460       19,526,313
National City Corporation...             174,100        4,895,692
Northern Trust Corporation..              64,500        3,766,155
PNC Financial Services
  Group ....................              82,300        4,752,825
Progressive Corporation
  (The) ....................              21,300        3,149,205
Providian Financial
  Corporation (b) ..........              82,800          318,780
Rouse Company ..............              19,900          569,140
SAFECO Corporation .........              37,000        1,131,830
Schwab (Charles)
  Corporation...............             396,000        5,690,520
St. Paul Companies, Inc. ...              60,564        2,707,211
State Street Corporation. ..              94,500        5,082,210
Stilwell Financial, Inc.....              63,500        1,616,075
SunTrust Banks, Inc. (b)....              83,700        5,155,920
Synovus Financial
  Corporation...............              84,050        2,323,142
Torchmark Corporation ......              36,000        1,367,640
U.S. Bancorp ...............             565,621       11,776,229
UnumProvident
  Corporation ..............              69,800        1,975,340
USA Education, Inc. ........              45,400        4,086,000

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Financials -- Continued
Value Line, Inc. ...........               2,900   $      139,780
Wachovia Corporation .......             393,100       13,070,575
Washington Mutual, Inc......             281,004        9,644,057
Wells Fargo & Company.......             493,700       22,902,743
Wesco Financial Corporation.               2,100          663,598
                                                   --------------
                                                      375,690,223
                                                   --------------

Health Care -- 12.1%
Allergan, Inc. .............              38,100        2,543,175
Amgen, Inc. (b) ............             300,900       16,699,950
Applera Corp.-Applied
  Biosystems Group .........              63,000        1,406,790
Baxter International, Inc...             171,000        9,546,930
Becton Dickinson and
  Company ..................              74,300        2,691,146
Biogen, Inc. ...............              42,900        2,326,038
Biomet, Inc. (b) ...........              77,700        2,508,933
Boston Scientific
  Corporation (b) ..........             116,300        2,613,261
CIGNA Corporation ..........              41,900        3,854,800
Forest Laboratories, Inc.(b)              51,600        4,277,640
Guidant Corporation (b).....              88,900        4,271,645
Hillenbrand Industries, Inc.              18,100        1,036,949
Humana, Inc. (b) ...........              49,200          612,540
Johnson & Johnson (b) ......             886,070       50,957,886
King Pharmaceuticals
  Inc. (b)..................              71,200        2,591,680
Manor Care, Inc. (b) .......              29,600          589,040
McKesson HBOC, Inc. ........              82,320        3,169,320
MedImmune, Inc. (b) ........              71,100        3,012,507
Medtronic, Inc. ............             349,100       17,200,157
Merck & Co., Inc. ..........             657,100       38,887,178
Mylan Laboratories, Inc. ...              36,200        1,219,578
Oxford Health Plans, Inc.(b)              26,600          983,668
Quintiles Transnational
  Corp. (b).................              34,700          555,894
Schering-Plough
  Corporation ..............             422,400       13,677,312
St. Jude Medical, Inc. (b)..              25,200        1,998,360
Stryker Corporation (b) ....              56,600        3,324,684
Watson Pharmaceuticals (b)..              30,900          905,370
Zimmer Holdings, Inc........              56,700        1,844,451
                                                   --------------
                                                      195,306,882
                                                   --------------

Industrials -- 5.8%
Airborne, Inc. (b) .........              13,900          214,755
Alaska Air Group, Inc. (b)..               7,700          236,082
American Power
  Conversion (b) ...........              56,400          856,716
AMR   Corporation (b) ......              44,500        1,109,830
Angelica Corporation .......               2,500           29,500
Apogee Enterprises, Inc. ...               8,000          117,600
AstroPower, Inc. (b) .......               4,200          160,860
Ault, Inc. (b) .............               1,300            5,304
Automatic Data
  Processing, Inc. .........             178,674        9,648,396
Avery Dennison
  Corporation ..............              31,900        1,898,050
Baldor Electric Company.....               9,800          213,150
Banta Corporation  .........               7,150          227,084
Block (H & R), Inc. ........              52,900        2,447,154
Brady Corporation ..........               6,100          224,480
Bright Horizons Family
  Solutions, Inc. (b) ......               3,700          103,600
Ceridian Corporation (b) ...              42,200          758,334
Cintas   Corporation (b) ...              48,900        2,445,978
CLARCOR, Inc. ..............               7,050          189,998
Consolidated Freightways
  Corporation (b) ..........               6,200           27,714
Cooper Industries, Inc. ....              27,100          986,440
CPI   Corporation (b) ......               2,300           36,110
Cummins, Inc. (b) ..........              12,000          452,280
Deere & Company  ...........              68,000        2,989,960
Delta Air Lines, Inc. ......              35,700        1,128,477
Deluxe Corporation  ........              19,200          883,392
DeVry, Inc. (b) ............              20,200          616,302
Dionex Corporation (b) .....               6,400          164,480
Donaldson Company, Inc......              12,800          473,728
Donnelley (R.R.) & Sons
  Company ..................              33,200          964,460
Ecolab, Inc. ...............              36,900        1,578,951
Emerson Electric
  Company (b) ..............             124,300        7,201,942
Fastenal Company ...........              11,000          736,010
FedEx   Corporation (b) ....              86,200        4,616,010
GATX Corporation ...........              14,000          406,000
Genuine Parts Company.......              49,800        1,768,896
Graco, Inc. ................               8,912          342,666

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Industrials -- Continued
Grainger (W.W.), Inc. (b)...              27,100   $    1,471,530
Granite Construction
  Incorporated .............              11,825          265,235
Harland (John H.)
  Company ..................               8,400          205,380
Herman Miller, Inc. ........              22,000          546,480
HON Industries Inc. (b) ...               17,000          472,940
Hubbell Incorporated .......              14,160          424,942
Hunt Corporation  ..........               3,000           24,900
Illinois Tool Works, Inc ...              87,500        6,245,750
IMCO Recycling, Inc. (b)....               4,500           36,405
IMS Health, Inc. (b) .......              85,100        1,697,745
Interface, Inc. (b) ........              12,800           69,120
Ionics, Inc. (b) ...........               5,200          175,240
Isco, Inc. .................               1,600           14,960
Kansas City Southern
  Industries, Inc. (b) .....              17,400          240,468
Kelly Services, Inc. .......               9,375          205,500
Lawson Products, Inc. ......               2,800           78,260
Masco Corporation ..........             132,200        3,537,672
Merix   Corporation (b) ....               3,950           74,695
Milacron, Inc. (b) .........               9,800          142,590
Minnesota Mining and
  Manufacturing Company (b).             114,300       12,664,440
Molex Incorporated .........              28,546          872,080
National Service
  Industries, Inc...........               3,075           22,109
New England Business
  Service, Inc. ............               3,900           79,950
Nordson Corporation ........               9,600          253,920
Norfolk Southern
  Corporation ..............             111,400        2,512,070
Osmonics, Inc. (b) .........               4,100           51,045
Paychex, Inc. ..............             107,600        3,948,920
Pitney Bowes, Inc. .........              70,700        2,956,674
Roadway Express, Inc. ......               5,600          224,840
Robert Half International,
  Inc. (b) .................              50,800        1,331,976
Ryder System, Inc. .........              17,500          437,150
Service Corporation
  International (b).........              84,000          428,400
Smit (A.O) Corporation .....               4,300          106,511
Southwest Airlines Co. .....             220,662        4,179,338
Spartan Motors, Inc. (b) ...               3,300           24,750
Standard Register
  Company (b) ..............               6,800          145,520
Steelcase, Inc. ............               9,900          155,529
Tennant Company (b) ........               2,600           91,884
Thomas & Betts
  Corporation (b) ..........              16,800          327,600
Thomas Industries, Inc. ....               4,400          110,000
Toro Company ...............               3,700          181,115
UAL Corporation (b) ........              15,800          232,260
Watts Industries (b) .......               5,000           73,250
Yellow Corporation (b) .....               6,900          172,914
                                                   --------------
                                                       93,774,746
                                                   --------------

Information Technology -- 23.3%
3Com Corporation (b) .......             101,600          607,568
Adaptec, Inc. (b) ..........              30,600          543,150
ADC Telecommunications,
  Inc. (b) .................             226,500        1,105,320
Advanced Micro Devices,
  Inc. (b) .................              98,500        1,580,925
Advent Software, Inc. (b)...               9,800          528,710
Analog Devices, Inc. (b) ...             104,200        4,563,960
Andrew Corporation (b) .....              23,500          422,765
Apple Computer, Inc. (b)....             101,700        2,514,024
Applied Materials, Inc. (b).             234,700       10,244,655
Arrow Electronics, Inc. (b).              28,900          888,964
Autodesk, Inc. .............              15,900          651,900
Avnet, Inc. ................              33,900          903,435
BMC Software, Inc. (b) .....              70,600        1,247,502
Borland Software
  Corporation (b) ..........              18,900          321,300
Cisco Systems, Inc. (b) ....           2,102,000       41,577,560
Compaq Computer
  Corporation ..............             492,588        6,083,462
Computer Associates
  International, Inc. ......             167,000        5,754,820
Compuware Corporation
  (b) ......................             107,800        1,466,080
Dell Computer
  Corporation (b) ..........             755,900       20,749,455
Electronic Data Systems
  Corporation  .............             137,400        8,602,614

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Information Technology -- Continued
EMC Corporation (b) ........             636,800   $   10,443,520
Gerber Scientific, Inc. (b).               6,400           62,016
Hewlett-Packard Company ....             561,200       12,408,132
Hutchinson Technology
  Incorporated (b) .........               7,200          159,480
Imation Corporation (b).....              10,200          235,824
Intel Corporation ..........           1,944,100       68,121,264
Lexmark International
  Group, Inc. (b) ..........              37,400        2,077,570
LSI Logic Corporation (b)...             106,300        1,762,454
Lucent Technologies,
  Inc. (b) .................             986,200        6,449,748
Micron Technology, Inc.(b)..             171,900        5,801,625
Microsoft Corporation (b)...           1,541,300       98,196,223
Millipore Corporation  .....              13,800          741,060
National Semiconductor
  Corporation (b) ..........              50,500        1,424,605
Novell, Inc. (b) ...........             104,400          546,012
Palm, Inc. (b) .............             164,187          614,059
PeopleSoft, Inc. (b) .......              87,700        2,849,373
QRS Corporation (b) ........               4,300           57,921
Qualcomm, Inc. (b) .........             221,500        9,774,795
Sapient Corporation (b) ....              36,500          200,750
Scientific-Atlanta, Inc. (b)              45,300        1,199,544
Solectron Corporation (b)...             238,300        2,792,876
Sun Microsystems, Inc. (b)..             944,600       10,163,896
Symantec Corporation (b) ...              20,200        1,574,590
Tektronix, Inc. (b).........              26,700          653,616
Tellabs, Inc. (b) ..........             118,800        1,836,648
Texas Instruments, Inc. ....             501,200       15,642,452
Waters Corporation .........              37,800        1,307,880
Xerox Corporation (b) ......             207,800        2,354,374
Xilinx, Inc. (b) ...........              96,800        4,196,280
Yahoo! Inc. (b) ............             164,300        2,832,532
                                                   --------------
                                                      376,839,288
                                                   --------------

Materials -- 1.1%
Air Products & Chemicals,
  Inc. .....................              66,400        3,071,000
Bemis Company, Inc. (b).....              15,300          771,732
Cabot Corporation ..........              18,200          610,974
Calgon Carbon
  Corporation (b) ..........              11,300           89,835
Caraustar Industries, Inc...               7,600           62,320
Crown Cork & Seal
  Company, Inc. (b) ........              36,500          191,625
Engelhard Corporation ......              37,900        1,055,894
Fuller (H.B.) Company ......               8,200          222,056
Lubrizol Corporation .......              14,800          493,580
MeadWestvaco Corp. .........              57,412        1,853,259
Minerals Technologies, Inc..               5,700          267,957
Nucor Corporation ..........              22,450        1,342,510
Praxair, Inc.  .............              46,500        2,699,325
Rohm & Haas Company
  (b) ......................              63,700        2,342,886
Sealed Air Corporation (b)..              24,200        1,004,784
Sigma-Aldrich Corporation ..              21,300          890,766
Sonoco Products
  Company (b) ..............              27,545          731,320
Stillwater Mining
  Company (b) ..............              11,200          175,392
Trex Company, Inc. (b) .....               2,300           49,450
Worthington Industries, Inc.              24,700          365,066
                                                   --------------
                                                       18,291,731
                                                   --------------

Telecommunication Services -- 7.9%
AT&T Corporation ...........           1,020,580       18,064,266
AT&T Wireless Services,
  Inc. (b) .................             733,187        8,431,650
BellSouth Corporation  .....             540,900       21,636,000
Citizens Communications
  Company (b) ..............              81,167          812,482
SBC Communications, Inc.....             975,928       36,548,504
Sprint Corporation .........             257,100        4,550,670
Telephone and Data
  Systems, Inc. ............              15,000        1,297,500
Verizon Communications......             779,722       36,140,114
                                                   --------------
                                                      127,481,186
                                                   --------------

Utilities -- 0.9%
AGL Resources, Inc. (b) ....              15,900          338,352
American Water Works, Inc...              29,000        1,248,450
Cascade Natural Gas
  Corporation ..............               3,200           62,080
Cleco Corporation ..........              13,000          269,490
Energen Corporation (b).....               9,000          206,100
IDACORP, Inc. ..............              10,800          408,672
KeySpan Corporation ........              40,300        1,304,108

                         January 31, 2002 (unaudited)

Issuer                                    Shares          Value
------                                    ------          -----
Utilities -- Continued
Kinder Morgan, Inc. ........              32,300   $    1,669,910
Madison Gas & Electric
  Company ..................               5,100          130,759
Mirant Corporation (b) .....             115,500        1,156,155
National Fuel Gas
  Company ..................              22,900          524,410
NICOR, Inc. ................              13,000          528,320
NISource, Inc. .............              59,800        1,243,840
Northwest Natural Gas
  Company ..................               7,300          190,895
Northwestern Corporation
  (b) ......................               7,200          149,040
OGE Energy Corporation......              22,600          495,392
Peoples Energy Corporation..              10,300          377,907
Utilities -- Continued
Potomac Electric Power
  Company ..................              31,600          705,944
Questar Corporation ........              23,600          565,220
Southern Union Company
  (b) ......................              15,365          286,557
WGL Holdings  ..............              14,100          370,407
Williams Companies, Inc.....             149,300        2,639,624
                                                   --------------
                                                       14,871,632
                                                   --------------

Total Investments (a) 99.3%
  (cost $1,781,948,074).....                       $1,607,257,669
Other Assets, less
  liabilities--0.7% ........                           11,536,438
                                                   --------------
Net Assets--100.0% .........                       $1,618,794,107
                                                   ==============

---------------
(a) The aggregate cost for federal income tax purposes is $1,781,948,074, the aggregate gross unrealized appreciation is $155,921,418 and the aggregate gross unrealized depreciation is $330,611,823, resulting in net unrealized depreciation of $174,690,405.
(b) Non-income producing security.


Copyright in the Domini 400 Social Index(SM) is owned by KLD Research & Analytics, Inc. and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                      See Notes to Financial Statements

Domini Social Index Portfolio
Statement of Assets and Liabilities
January 31, 2002 (unaudited)

ASSETS:
     Investments at value (Cost $1,781,948,074)............     $1,607,257,669
     Cash..................................................          9,858,033
     Receivable for securities sold........................          3,825,941
     Dividends receivable..................................          1,955,494
                                                                --------------
          Total assets.....................................      1,622,897,137
                                                                --------------

LIABILITIES:
     Payable for securities purchased......................          3,786,153
     Accrued expenses (Note 2).............................            316,877
                                                                --------------
          Total liabilities................................          4,103,030
                                                                --------------

NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS....................................     $1,618,794,107
                                                                ==============

                        See Notes to Financial Statements

Domini Social Index Portfolio
Statement of Operations
Six Months Ended January 31, 2002 (unaudited)

INVESTMENT INCOME
     Dividends.......................................                           $  9,673,797

EXPENSES
     Management fee (Note 2).........................      $   1,619,561
     Custody fees (Note 3)...........................             54,628
     Professional fees...............................             83,502
     Trustee fees....................................             18,007
     Miscellaneous...................................             26,354
                                                           -------------
     Total expenses..................................          1,802,052
     Fees paid indirectly (Note 3)...................            (43,263)
                                                           -------------
     Net expenses....................................                              1,758,789
                                                                                ------------

NET INVESTMENT INCOME................................                              7,915,008
Net realized gain on investments
     Proceeds from sales.............................      $ 138,590,006
     Cost of securities sold.........................       (153,574,914)
                                                           -------------
          Net realized loss on investments...........                            (14,984,908)

Net changes in unrealized appreciation/(depreciation)
  of investments
     Beginning of period.............................      $ (86,402,722)
     End of period...................................       (174,690,405)
                                                           -------------
          Net change in unrealized appreciation......                            (88,287,683)
                                                                                ------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS....................................                           $(95,357,583)
                                                                                ============

                            See Notes to Financial Statements

Domini Social Index Portfolio
Statements of Changes in Net Assets

                                                                  Six Months
                                                                    Ended
                                                               January 31, 2002    Year Ended
                                                                  (unaudited)     July 31, 2001
                                                               ----------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
     Net investment income..................................   $    7,915,008     $   14,303,501
     Net realized gain/(loss) on investments................      (14,984,908)       118,452,105
     Net change in unrealized appreciation/(depreciation)of
       investments..........................................      (88,287,683)      (478,655,424)
                                                               --------------     --------------
     Net Increase/(Decrease)in Net Assets Resulting from
       Operations ..........................................      (95,357,583)      (345,899,818)
Transactions in Investors' Beneficial Interest:
     Additions .............................................      144,089,166        480,587,065
     Reductions ............................................     (158,942,553)      (379,303,886)
                                                               --------------     --------------
          Net Increase/(Decrease)in Net Assets from
             Transactions in Investors' Beneficial Interests.     (14,853,387)       101,283,179
                                                               --------------     --------------
               Total Increase/(Decrease)in Net Assets.......     (110,210,970)      (244,616,639)
NET ASSETS:
     Beginning of period....................................    1,729,005,077      1,973,621,716
                                                               --------------     --------------
     End of period..........................................   $1,618,794,107     $1,729,005,077
                                                               ==============     ==============
------------------------------------------------------------------------------------------------

FinancialHighlights

                             Six Months
                                Ended
                           January 31, 2002                        Year Ended July 31,
                                             --------------------------------------------------------------
                             (unaudited)      2001          2000          1999         1998        1997
                           ---------------   ------        ------        ------        ----        ----
Net assets (in millions)       $1,619        $1,729        $1,974        $1,347        $642        $292
Ratio of net investment
   income to average net
   assets (annualized)..         0.98%         0.78%         0.70%(1)      0.84%(1)    1.05%(2)    1.34%
Ratio of expenses to
   average net assets
   (annualized)                  0.22%(3)      0.22%(3)      0.24%(1)(3)   0.24%(1)(3) 0.24%(2)(3) 0.29%(3)
Portfolio turnover rate...          7%           19%            9%            8%          5%          1%
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Reflects an expense reimbursement and fee waiver by the Manager of 0.002% and 0.01% for the years ended July 31, 2000 and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the annualized ratios of net investment income and expenses to average net assets for the year ended July 31, 2000, would have been 0.70% and 0.24%, respectively, and for the year ended July 31, 1999, would have been 0.83% and 0.25%, respectively.
(2) Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived its fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998, would have been 1.04% and 0.25%, respectively.
(3)  Ratio of expenses to average net assets for the six months ended
     January 31, 2002, and the years ended July 31, 2001, 2000, 1999, 1998 and 1997, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.21%, 0.21%, 0.21%, 0.20%, 0.20% and 0.25% for the six months ended January 31, 2002, and the years ended
     July 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                            See Notes to Financial Statements

Domini Social Index Portfolio
Notes to Financial Statements
January 31, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index(SM), which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

     (A) Valuation of Investments: The Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

     (B) Dividend Income: Dividend income is recorded on the ex-dividend date.

     (C) Federal Taxes: The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                          January 31, 2002 (unaudited)


     (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

     (A) Manager. Domini Social Investments LLC (DSIL) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by DSIL consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, DSIL receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

     (B) Submanager. SSgA Funds Management, Inc. provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. SSgA does not determine the composition of the Domini 400 Social Index(SM).

3. INVESTMENT TRANSACTIONS.

Cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, for the six months ended January 31, 2002, aggregated $117,989,737 and $138,590,006, respectively.
Custody fees of the Portfolio were reduced by $43,263, which was compensation for uninvested cash left on deposit with the custodian.